Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER GLOBAL SERIES TRUST

Supplement dated February 2, 2015 to
the Prospectus and Statement of Additional Information, each dated December 19, 2014, for

Schroder North American Equity Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) to reflect the resignation of Liane Evans, a portfolio manager for the Fund.

The Prospectus and SAI are hereby revised to remove all references to Liane Evans.

PRO-SUP-02-2015